Risk Management and Fair Value Measurements (Details Narrative) - USD ($)				12 Months Ended
	Jan. 25, 2023	Jul. 16, 2021	Jan. 19, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Impairment loss				$ 0	$ 0	$ 0
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Vessel Owing Company [Member]
Debt Instrument [Line Items]
Derivative, notional amount		$ 9,600,000	$ 10,000,000.0
Derivative, cap interest rate		2.00%	3.50%
Derivative, maturity date		Jul. 08, 2025	Jul. 16, 2021
Cash gain on derivatives	$ 600,000
LIBOR [Member] | Vessel Owing Company [Member]
Debt Instrument [Line Items]
Derivative, notional amount		$ 9,600,000
Derivative, cap interest rate		2.00%
Derivative, maturity date		Jul. 08, 2025
Cash gain on derivatives	$ 600,000